ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
36. ADDITIONAL INFORMATION – CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of (loss) / income from subsidiaries" in the statements of operations.

As disclosed in Note 30b. the Company provided guarantee for redemption of series A preferred shares issued by JinkoSolar Power.

Except for the guarantees as disclosed in Note 30b, the Company did not have any other significant contingency, commitment, or off balance sheet long term obligation as of December 31, 2015 and 2016.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed statements of operations:

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB	USD
				(Note 2 (an))
Net revenue	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(12,422,770)	(11,992,992)	(9,937,095)	(1,431,239)

Loss from operations	(12,422,770)	(11,992,992)	(9,937,095)	(1,431,239)

Convertible senior notes issuance costs	(26,052,881)	-	-	-
Share of income from subsidiaries and affiliates	610,091,593	692,117,271	1,949,659,745	280,809,412
Interest income, net	27,261,325	26,434,242	4,089,083	588,950
Exchange gain/(loss)	10,046,144	(8,235,787)	(10,073,699)	(1,450,914)
Change in fair value of convertible senior notes and capped call option	64,101,644	(14,571,200)	(110,242,492)	(15,878,222)
Other income	-	-	3,214,433	462,974
Income before income taxes	673,025,055	683,751,534	1,826,709,975	263,100,961
Income tax expenses	-	-	-	-
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	673,025,055	683,751,534	1,826,709,975	263,100,961

Condensed balance sheets:

	December 31,
	2015	December 31, 2016
	RMB	RMB	USD
			(Note 2 (an))
ASSETS
Current assets:
Cash and cash equivalent	55,685,082	4,815,606	693,592
Due from subsidiaries	353,584,018	892,393,364	128,531,379
Other current assets	11,910,526	12,231,081	1,761,642
Capped call option	17,490,323	-	-
Total current assets	438,669,949	909,440,051	130,986,613
Investments in subsidiaries	4,249,348,844	6,403,914,947	922,355,602
Due from subsidiaries-non current	1,228,006,309	-	-
Total assets	5,916,025,102	7,313,354,998	1,053,342,215

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	62,633,444	415,199,410	59,801,154
Other current liabilities	24,542,051	13,706,994	1,974,218
Convertible senior notes-current	650,916,976	423,739,708	61,031,212
Total current liabilities	738,092,471	852,646,112	122,806,584
Convertible senior notes	856,064,385	-	-
Total liabilities	1,594,156,856	852,646,112	122,806,584

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 125,473,930 and 126,733,266 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	17,711	17,881	2,575
Additional paid-in capital	2,924,336,179	3,145,262,253	453,011,991
Accumulated other comprehensive income	12,582,041	104,784,173	15,092,060
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(13,875,553)	(1,998,495)
Retained earnings	1,398,807,868	3,224,520,132	464,427,500
Total shareholders' equity	4,321,868,246	6,460,708,886	930,535,631

Total liabilities and shareholders' equity	5,916,025,102	7,313,354,998	1,053,342,215

The balance due from subsidiaries represented the expenses paid on behalf by the Company for its subsidiaries.

Other current assets mainly represented the prepaid insurance premium, prepaid rent and other miscellaneous expenses.

The balance due to subsidiaries represented the professional service fees paid by Jiangxi Jinko.

Other current liabilities represented accrual for unpaid professional service fees.

Condensed statements of cash flows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	USD
				(Note2(an))
Cash flows from operating activities:
Net income	673,025,055	683,751,534	1,826,709,975	263,100,961
Adjustments to reconcile net income to net cash provided by (used in) operating activities:	-	-	-	-
Change in fair value of convertible senior notes	(150,790,707)	8,400,918	92,015,957	13,253,054
Change in fair value of capped call option	86,689,063	6,170,282	18,226,535	2,625,167
Share of loss from subsidiaries	(610,091,593)	(692,117,271)	(1,949,659,745)	(280,809,412)
Convertible senior notes issuance cost	26,052,881	-	-	-
Exchange (gain)/loss	(10,046,144)	8,235,787	10,073,699	1,450,914
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(572,172,865)	104,043,486	809,466,119	116,587,371
Decrease/(increase) in other current assets	299,752	(1,080,514)	(4,394,605)	(632,955)
Increase/(Decrease) in due to a subsidiary	26,234,900	21,721,556	352,565,966	50,780,061
(Decrease)/increase in other current liabilities	16,276,144	316,410	(10,835,057)	(1,560,573)
Net cash (used in)/provided by operating activities	(514,523,514)	139,442,188	1,144,168,844	164,794,588

Cash flows from investing activities:
Investments in subsidiaries	(1,141,190,434)	(5,620,197)	-	-
Net cash used in investing activities	(1,141,190,434)	(5,620,197)	-	-

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	770,201,158	-	-	-
Proceeds from exercise of share options	14,528,109	7,613,965	21,730,663	3,129,866
Proceeds from issuance of convertible senior notes	888,797,119	-	-	—
Repurchase of convertible senior notes		(113,025,510)	(1,218,706,405)	(175,530,233)
Cash paid for capped call option	-	-	-	—
Prepayment for share repurchase	-	-	-	-
Repurchase of common stock	-	-	-	-
Net cash provided by/(used in) financing activities	1,673,526,386	(105,411,545)	(1,196,975,742)	(172,400,367)
				-
Effect of foreign exchange rate changes on cash and cash equivalents	(94,929)	2,227,375	1,937,422	279,051

Net (decrease)/increase in cash and cash equivalents	17,717,509	30,637,821	(50,869,476)	(7,326,728)
Cash and cash equivalents, beginning of year	7,329,752	25,047,261	55,685,082	8,020,320

Cash and cash equivalents, end of year	25,047,261	55,685,082	4,815,606	693,592

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	226,952	10,210,003	6,135,783	883,737
Payment of issuance cost for follow-on offering in subsequent period	2,328,174	-	-	-